Prepayments and Other Assets, Net - Schedule of Prepayments and Other Assets, Net (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Other Assets, Net [Abstract]
Deposits	$ 79,619	$ 103,517
Less: allowance for expected credit losses	(805)	(990)
Other assets, net	78,814	102,527
Less: amounts classified as non-current assets	(68,290)	(71,044)
Amounts classified as current assets	10,524	31,483
Prepayments	5,762,642	6,309,779
Less: amounts classified as non-current assets	(1,619,424)	(3,888,607)
Amounts classified as current assets	$ 4,143,218	$ 2,421,172